Goodwill and Intangibles - Accumulated Amortization and Impairment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	€ (4,579.0)	€ (4,573.2)
Amortisation, intangible assets other than goodwill	(9.4)	(8.8)	€ (7.7)
Intangible assets and goodwill	(4,568.5)	(4,579.0)	(4,573.2)
Intangible assets and goodwill	4,568.5	4,579.0	4,573.2
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	74.5	66.5
Amortisation, intangible assets other than goodwill	9.4	8.8
Disposals, intangible assets and goodwill		(0.6)
Increase (decrease) through net exchange differences, intangible assets and goodwill	0.6	(0.2)
Intangible assets and goodwill	84.5	74.5	66.5
Intangible assets and goodwill	(84.5)	(74.5)	(66.5)
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(4,653.5)	(4,639.7)
Disposals, intangible assets and goodwill	9.5
Disposals, intangible assets other than goodwill		0.9
Increase (decrease) through net exchange differences, intangible assets and goodwill	0.4	0.1
Intangible assets and goodwill	(4,653.0)	(4,653.5)	(4,639.7)
Intangible assets and goodwill	4,653.0	4,653.5	4,639.7
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(2,106.1)	(2,105.0)
Intangible assets and goodwill	(2,104.7)	(2,106.1)	(2,105.0)
Intangible assets and goodwill	2,104.7	2,106.1	2,105.0
Goodwill | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	0.0	0.0
Amortisation, intangible assets other than goodwill	0.0	0.0
Increase (decrease) through net exchange differences, intangible assets and goodwill	0.0	0.0
Intangible assets and goodwill	0.0	0.0	0.0
Intangible assets and goodwill	0.0	0.0	0.0
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(2,106.1)	(2,105.0)
Disposals, intangible assets and goodwill	0.0
Disposals, intangible assets other than goodwill		0.0
Increase (decrease) through net exchange differences, intangible assets and goodwill	1.4	(1.1)
Intangible assets and goodwill	(2,104.7)	(2,106.1)	(2,105.0)
Intangible assets and goodwill	2,104.7	2,106.1	2,105.0
Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(9.5)	(11.3)
Intangible assets and goodwill	(7.7)	(9.5)	(11.3)
Intangible assets and goodwill	7.7	9.5	11.3
Customer relationships | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	25.8	24.0
Amortisation, intangible assets other than goodwill	1.8	1.8
Increase (decrease) through net exchange differences, intangible assets and goodwill	0.0	0.0
Intangible assets and goodwill	27.6	25.8	24.0
Intangible assets and goodwill	(27.6)	(25.8)	(24.0)
Customer relationships | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(35.3)	(35.3)
Disposals, intangible assets and goodwill	0.0
Disposals, intangible assets other than goodwill		0.0
Increase (decrease) through net exchange differences, intangible assets and goodwill	0.0	0.0
Intangible assets and goodwill	(35.3)	(35.3)	(35.3)
Intangible assets and goodwill	35.3	35.3	35.3
Brands
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(2,420.2)	(2,421.6)
Intangible assets and goodwill	(2,420.3)	(2,420.2)	(2,421.6)
Intangible assets and goodwill	2,420.3	2,420.2	2,421.6
Brands | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	8.9	8.5
Amortisation, intangible assets other than goodwill	0.3	0.4
Increase (decrease) through net exchange differences, intangible assets and goodwill	0.4	0.0
Intangible assets and goodwill	9.6	8.9	8.5
Intangible assets and goodwill	(9.6)	(8.9)	(8.5)
Brands | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(2,429.1)	(2,430.1)
Disposals, intangible assets and goodwill	0.0
Disposals, intangible assets other than goodwill		0.0
Increase (decrease) through net exchange differences, intangible assets and goodwill	(0.7)	1.0
Intangible assets and goodwill	(2,429.9)	(2,429.1)	(2,430.1)
Intangible assets and goodwill	2,429.9	2,429.1	2,430.1
Computer software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(43.2)	(35.3)
Intangible assets and goodwill	(35.8)	(43.2)	(35.3)
Intangible assets and goodwill	35.8	43.2	35.3
Computer software | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	39.8	34.0
Amortisation, intangible assets other than goodwill	7.3	6.6
Increase (decrease) through net exchange differences, intangible assets and goodwill	0.2	(0.2)
Intangible assets and goodwill	47.3	39.8	34.0
Intangible assets and goodwill	(47.3)	(39.8)	(34.0)
Computer software | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(83.0)	(69.3)
Disposals, intangible assets and goodwill	9.5
Disposals, intangible assets other than goodwill		0.9
Increase (decrease) through net exchange differences, intangible assets and goodwill	(0.3)	0.2
Intangible assets and goodwill	(83.1)	(83.0)	(69.3)
Intangible assets and goodwill	€ 83.1	83.0	€ 69.3
Computer software | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Disposals, intangible assets and goodwill		€ (0.6)